Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock
Diluted net (loss) income per share	$ (0.44)	$ (0.06)	$ (0.37)	$ 0.38
Class B Common Stock
Diluted net (loss) income per share	$ (0.44)	$ (0.06)	$ (0.37)	$ 0.38